TYPE:	13F-HR
PERIOD	09/30/2008
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amazon.Com Inc                 COM              023135106     1100 15125.0000 SH     Sole               15125.0000
American Express Company       COM              025816109     1514 42745.0000 SH     Sole               42645.0000          100.0000
Americredit Corp               COM              03060R101      384 37871.0000 SH     Sole               37871.0000
Apple Computer Inc             COM              037833100      383 3366.0000 SH      Sole                3366.0000
Berkshire Hthwy Cl A           COM              084670108     7444  57.0000 SH       Sole                  54.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    10418 2370.5000 SH      Sole                2221.5000          149.0000
Boulder Total Return Fund      COM              101541100    11825 811593.0000 SH    Sole              806134.0000         5459.0000
Burlington Northern Santa Fe   COM              12189T104      340 3682.0000 SH      Sole                3682.0000
Cisco Systems Inc Com          COM              17275R102      571 25312.0000 SH     Sole               24312.0000         1000.0000
Coca Cola Co Com               COM              191216100      537 10159.0000 SH     Sole                9989.0000          170.0000
Costco Wholesale Corp          COM              22160K105      454 6985.0000 SH      Sole                6585.0000          400.0000
De Luxe Corp                   COM              248019101      249 17283.0000 SH     Sole               17233.0000           50.0000
Dell Inc                       COM              24702R101     1302 79025.0000 SH     Sole               78225.0000          800.0000
Diamonds Trust Series I        COM              252787106      487 4498.0000 SH      Sole                4348.0000          150.0000
Dish Network Corp A            COM              25470M109     1228 58500.0000 SH     Sole               58500.0000
Disney Walt Co Com             COM              254687106      262 8538.0000 SH      Sole                8538.0000
E*Trade Financial Corp         COM              269246104      123 43997.0000 SH     Sole               41497.0000         2500.0000
EMC Corp Mass Com              COM              268648102      121 10125.0000 SH     Sole               10125.0000
Eaton Corp                     COM              278058102      728 12950.0000 SH     Sole               12950.0000
Electronic Arts Inc            COM              285512109      968 26175.0000 SH     Sole               26175.0000
Emerson Electric Company       COM              291011104      977 23950.0000 SH     Sole               23850.0000          100.0000
Energy Select Sector SPDR      COM              81369Y506      523 8259.0000 SH      Sole                8259.0000
Exxon Mobil Corporation        COM              30231G102      543 6993.0000 SH      Sole                6993.0000
FedEx Corp                     COM              31428X106      781 9885.0000 SH      Sole                9885.0000
FirstFlight Inc                COM              32025R104       80 500100.0000 SH    Sole              500100.0000
Forest City Enterprises Cl A   COM              345550107      721 23507.0000 SH     Sole               23507.0000
General Elec Co Com            COM              369604103     1473 57756.0000 SH     Sole               57445.0000          311.0000
Google Inc Cl A                COM              38259P508      935 2335.0000 SH      Sole                2335.0000
Greenlight Capital Re Ltd ADR  COM              G4095J109      460 20000.0000 SH     Sole               12500.0000         7500.0000
Halliburton Co                 COM              406216101      210 6475.0000 SH      Sole                6475.0000
Hewlett-Packard Co             COM              428236103      414 8943.0000 SH      Sole                8943.0000
Honeywell Int'l Inc            COM              438516106      347 8360.0000 SH      Sole                8360.0000
IMS Health Inc                 COM              449934108      463 24500.0000 SH     Sole               24500.0000
Illinois Tool Works            COM              452308109     1279 28783.0000 SH     Sole               28783.0000
Intel Corp Com                 COM              458140100      564 30099.0000 SH     Sole               29899.0000          200.0000
Intl Business Machines Corp    COM              459200101      496 4238.0000 SH      Sole                4138.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100      413 8851.0000 SH      Sole                8775.0000           76.0000
Johnson & Johnson Com          COM              478160104      651 9394.5250 SH      Sole                9294.5250          100.0000
KBR Inc                        COM              48242W106      399 26140.0000 SH     Sole               25840.0000          300.0000
Kraft Foods Inc A              COM              50075N104      258 7870.0000 SH      Sole                7650.0000          220.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      244 3505.0000 SH      Sole                3380.0000          125.0000
Leucadia Natl Corp Com         COM              527288104     2240 49305.0000 SH     Sole               48305.0000         1000.0000
McDonald's Corporation         COM              580135101      548 8880.0000 SH      Sole                8880.0000
McGraw-Hill Companies Inc      COM              580645109      930 29426.0000 SH     Sole               29426.0000
McKesson HBOC Inc Com          COM              58155q103      331 6150.0000 SH      Sole                6150.0000
Merck & Co Inc Com             COM              589331107      291 9234.0000 SH      Sole                9019.0000          215.0000
Microsoft Corp Com             COM              594918104      534 19997.0000 SH     Sole               19847.0000          150.0000
Mohawk Industries Inc          COM              608190104      672 9975.0000 SH      Sole                9975.0000
Motorola Inc                   COM              620076109      100 13983.0000 SH     Sole               13983.0000
News Corp Cl B                 COM              65248E203      142 11700.0000 SH     Sole               11700.0000
Nike Inc Cl B                  COM              654106103      222 3320.0000 SH      Sole                3195.0000          125.0000
Pfizer Inc Com                 COM              717081103     1447 78489.9325 SH     Sole               77658.9325          831.0000
PowerShares DB Commodity Ind   COM              73935S105      252 7450.0000 SH      Sole                7250.0000          200.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      511 13131.0000 SH     Sole               12506.0000          625.0000
Procter & Gamble Co Com        COM              742718109      485 6957.0000 SH      Sole                6877.0000           80.0000
Shaw Communications Inc B      COM              82028K200      297 14600.0000 SH     Sole               14600.0000
Sirius XM Radio Inc            COM              82967N108        8 13400.0000 SH     Sole               13400.0000
Stryker Corp Com               COM              863667101      240 3850.0000 SH      Sole                3850.0000
Tejon Ranch Co                 COM              879080109      287 7715.0000 SH      Sole                7615.0000          100.0000
Tellabs Inc                    COM              879664100      100 24650.0000 SH     Sole               24650.0000
Texas Instruments Inc          COM              882508104      668 31085.0000 SH     Sole               31085.0000
Tiffany & Co New Com           COM              886547108      406 11425.0000 SH     Sole               11425.0000
USG Corp                       COM              903293405     1332 52050.0000 SH     Sole               51050.0000         1000.0000
UltraShort S&P 500 ProShares   COM              74347R883      527 7500.0000 SH      Sole                7500.0000
United Technologies Corp       COM              913017109      371 6174.0000 SH      Sole                6174.0000
Utilities Select Sector SPDR   COM              81369Y886      210 6330.0000 SH      Sole                6155.0000          175.0000
Vanguard Emerging Market ETF   COM              922042858     1273 36730.0000 SH     Sole               36610.0000          120.0000
Verizon Communications Inc     COM              92343V104      486 15152.0000 SH     Sole               14935.0000          217.0000
Wells Fargo & Co New Com       COM              949746101      480 12780.0000 SH     Sole               12630.0000          150.0000
WisdomTree L/C Div Fund        COM              97717W307      238 5175.0000 SH      Sole                5175.0000
eBay Inc                       COM              278642103      806 36035.0000 SH     Sole               36035.0000
iShares DJ US Real Estate      COM              464287739     1717 27720.0000 SH     Sole               27620.0000          100.0000
iShares MSCI EAFE Index Fund   COM              464287465      649 11520.0000 SH     Sole               11245.0000          275.0000
iShares S&P 500/Barra Growth   COM              464287309      411 7245.0000 SH      Sole                7245.0000